January 8, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Equity Trust
(File Nos. 333-56881; 811-08817)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders ("Meeting") of ING LargeCap Growth Fund (the “Fund”), a series of ING Equity Trust.

The Meeting is being held for the purpose of asking shareholders of the Fund to approve the appointment of ING Investment Management Co. as the sub-adviser to the Fund.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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